Notes and Amounts Receivable for Equity Issued	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Notes and Amounts Receivable for Equity Issued

14. Notes and Amounts Receivable for Equity Issued

	December 31, 2023	December 31, 2022	December 31, 2021
Notes receivable	$97,907	$1,000,122	$1,158,832
Amounts receivable	15,402	61,940	34,809
Ending balance	$113,309	$1,062,062	$1,193,641

The notes receivable bear interest at 5% and are due between September 30, 2021, and July 31, 2023.

During the year ended December 31, 2021, the Company entered into agreements with certain warrant and option holders for the following notes receivables as consideration for the exercise of warrants and options:

On July 31, 2021, the Company entered into a promissory note agreement with a principal sum of $60,000 CAD ($48,087 USD) with a maturity date of September 30, 2021 as consideration for the exercise of 100,000 warrants at approximately $0.60 CAD ($0.50 USD).

On July 31, 2021, the Company entered into promissory note agreements with a principal sum of $90,000 CAD ($72,131 USD) with a maturity date of November 30, 2021 as consideration for the exercise of 150,000 warrants at approximately $0.60 CAD ($0.50 USD).

On July 31, 2021, the Company entered into promissory note agreements with a principal sum of $78,000 CAD ($62,513 USD) with a maturity date of December 31, 2021 as consideration for the exercise of 130,000 warrants at approximately $0.60 CAD ($0.50 USD).

On July 31, 2021, the Company entered into promissory note agreements with a principal sum of $307,200 CAD ($246,206 USD) with a maturity date of July 28, 2023 as consideration for the exercise of 512,000 warrants at approximately $0.60 CAD ($0.50 USD).

On July 31, 2021, the Company entered into promissory note agreements with a principal sum of $360,000 CAD ($288,523 USD) with a maturity date of July 31, 2023 as consideration for the exercise of 600,000 warrants at approximately $0.60 CAD ($0.50 USD). During the year ended December 31, 2022, $147,065 CAD ($136,611 USD) in principal was repaid. $30,000 CAD ($22,099 USD) in principal and interest receivable of $8,427 CAD ($4,839 USD) was written off.

On November 10, 2021, the Company entered into promissory note agreements with a principal sum of $594,321 CAD ($467,089 USD) with a maturity date of November 10, 2022 as consideration for the exercise of 943,333 warrants with exercise prices ranging from approximately $0.60 CAD - $0.60 CAD ($0.40 USD - $0.50 USD), and 362,000 options with exercise prices ranging from approximately $0.40 CAD - $0.75 CAD ($0.30 USD - $0.60 USD).

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Restated Consolidated Financial Statements

For the years ended December 31, 2023, 2022, and 2021

(Expressed in U.S. dollars)

14.	Notes and Amounts Receivable for Equity Issued (continued)

The amounts receivable are non-interest bearing and due on demand.

The following is a continuity of the Company’s notes and other receivables:

	Notes receivable	Amounts receivable	Total
Balance, January 1, 2021	$-	$-	$-
Additions	1,184,549	34,809	1,219,358
Repayments	(23,745)	-	(23,745)
Accrued interest	17,733	-	17,733
Foreign exchange loss on revaluation	(19,705)	-	(19,705)
Balance, December 31, 2021	$1,158,832	$34,809	$1,193,641
Additions	-	51,659	51,659
Repayments	(136,611)	(24,528)	(161,139)
Write-off	(22,099)	-	(22,099)
Balance, December 31, 2022	1,000,122	61,940	1,062,062
Repayments	(297,678)	(36,228)	(333,906)
Settled through RSU repurchase (Note 18)	(604,537)	-	(604,537)
Write-off	-	(10,310)	(10,310)
Balance, December 31, 2023	$97,907	$15,402	$113,309

During the year ended December 31, 2023, the interest income totaled $16,373 (2022 - $52,502 and 2021 - $Nil). As at December 31, 2023, accrued interest of $44,262 (December 31, 2022 - $52,538) was included in amounts receivable (Note 4). During the year ended December 31, 2023, $80,991 (2022 - $136,611 and 2021 - $23,745) in cash repayments were made and $252,915 (2022 – $24,528) repayments were made through reductions of accounts payable.